                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2008
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Boyar Asset Management Inc.
                 -------------------------------
   Address:      35 East 21st Street
                 -------------------------------
                 New York, NY 10010
                 -------------------------------

Form 13F File Number: 28-10330
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Mark A. Boyar
         -------------------------------
Title:   President
         -------------------------------
Phone:   212-995-8300
         -------------------------------

Signature, Place, and Date of Signing:

       /s/ Mark A. Boyar        New York, New York      August 12, 2008
   --------------------------  ---------------------   -----------------
           [Signature]             [City, State]            [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
                                        -----------------------

Form 13F Information Table Entry Total: 45
                                        -----------------------

Form 13F Information Table Value Total: $210,806
                                        -----------------------
                                                 (in thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

                           FORM 13F INFORMATION TABLE

                                                               SHRS OR
                               TITLE OF                VALUE     PRN    SH/  PUT/  INVESTMT  OTHER     VOTING AUTHORITY
NAME OF ISSUER                  CLASS       CUSIP    (X$1000)    AMT    PRN  CALL  DISCRETN  MGRS      SOLE  SHARED  NONE
                                                                 ---    ---  ----  --------  -----  -------  ------  ----
ALTRIA CROUP INC              COMMON      02209S103       310   15,100   SH          SOLE            15,100
AMERICAN EXPRESS CO           COMMON      025816109       655   17,400   SH          SOLE            17,400
AMERIPRISE FINL INC           COMMON      03076C106     6,298  154,860   SH          SOLE           154,860
ARBITRON INC                  COMMON      03875Q108     2,000   42,100   SH          SOLE            42,100
BANK OF NEW YORK MELLON CORP  COMMON      064058100     7,705  203,679   SH          SOLE           203,679
CABLEVISION SYS CORP          COMMON      12686C109     4,956  219,272   SH          SOLE           219,272
CARNIVAL CORP                 PAIRED CTF  143658300     5,693  172,720   SH          SOLE           172,720
CBS CORP NEW                  CL B        124857202     9,030  463,316   SH          SOLE           463,316
CIT GROUP INC                 COMMON      125581108     1,425  209,200   SH          SOLE           209,200
CITIGROUP INC                 COMMON      172967101     6,890  411,096   SH          SOLE           411,096
COCA COLA CO                  COMMON      191216100     4,470   86,000   SH          SOLE            86,000
COMCAST CORP                  CL A SPL    20030N200     6,355  338,750   SH          SOLE           338,750
CVS CORP                      COMMON      126650100       973   24,600   SH          SOLE            24,600
DELL INC                      COMMON      24702R101     2,451  112,000   SH          SOLE           112,000
DIEBOLD INC                   COMMON      253651103     1,555   43,700   SH          SOLE            43,700
DINEEQUITY INC                COMMON      254423106     2,966   79,400   SH          SOLE            79,400
DISNEY WALT PRODTNS           COMMON      254687106     5,385  172,600   SH          SOLE           172,600
DSP GROUP INC                 COMMON      23332B106     1,013  144,700   SH          SOLE           144,700
GENERAL ELEC CO               COMMON      369604103    11,255  421,675   SH          SOLE           421,675
HEINZ H J CO                  COMMON      423074103     8,615  180,050   SH          SOLE           180,050
HOME DEPOT INC                COMMON      437076102     9,146  390,500   SH          SOLE           390,500
INFOGROUP INC                 COMMON      45670G108       102   23,300   SH          SOLE            23,300
J.P. MORGAN CHASE & CO        COMMON      46625H100    10,094  294,194   SH          SOLE           294,194
KRAFT FOODS INC               CL A        50075N104     3,777  132,756   SH          SOLE           132,756
LEHMAN BROS HLDGS INC         COMMON      524908100     2,980  150,420   SH          SOLE           150,420
LIMITED INC                   COMMON      532716107     6,721  398,900   SH          SOLE           398,900
MCDONALDS CORP                COMMON      580135101     4,031   71,700   SH          SOLE            71,700
MEREDITH CORP                 COMMON      589433101     2,357   83,300   SH          SOLE            83,300
MERRILL LYNCH & CO INC        COMMON      590188108     5,806  183,100   SH          SOLE           183,100
MGM GRAND INC                 COMMON      552953101     2,610   77,013   SH          SOLE            77,013
MICROSOFT CORP                COMMON      594918104     8,716  316,848   SH          SOLE           316,848
MIDAS GROUP INC               COMMON      595626102     2,408  178,388   SH          SOLE           178,388
NASDAQ OMX GROUP INC          COMMON      631103108     5,472  206,100   SH          SOLE           206,100
ORIENT-EXPRESS HOTELS         CL A        G67743107     2,537   58,400   SH          SOLE            58,400
PEPSIAMERICAS INC             COMMON      71343P200     2,324  117,500   SH          SOLE           117,500
PFIZER INC                    COMMON      717081103     6,986  399,898   SH          SOLE           399,898
PHILIP MORRIS INTL INC        COMMON      718172109       746   15,100   SH          SOLE            15,100
PLAYBOY ENTERPRISES INC       CL B        728117300     1,179  238,700   SH          SOLE           238,700
SAKS INC                      COMMON      79377W108     5,748  523,500   SH          SOLE           523,500
SCHOLASTIC CORP               COMMON      807066105     4,759  166,041   SH          SOLE           166,041
TIME WARNER INC               COMMON      887317105    12,993  877,880   SH          SOLE           877,880
TRAVELERS COMPANIES INC       COMMON      89417E109    10,059  231,765   SH          SOLE           231,765
UNITED PARCEL SVC INC         CL B        911312106     7,685  125,025   SH          SOLE           125,025
VIACOM INC NEW                CL B        92553P201       878   28,742   SH          SOLE            28,742
WINDSTREAM CORP               COMMON      97381W104       692   56,088   SH          SOLE            56,088